Share Capital - Schedule of Share Capital Footnotes (Details)								3 Months Ended			4 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 16, 2019 CAD ($) shares	Aug. 16, 2019 USD ($) $ / shares shares	Oct. 24, 2018 USD ($)	Sep. 27, 2018 USD ($) $ / shares	Jun. 05, 2018 CAD ($) shares	Jun. 05, 2018 USD ($) $ / shares shares	Jun. 01, 2017 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($) shares	May 21, 2018 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Jan. 01, 2019 CAD ($)	May 22, 2018 CAD ($) $ / shares shares	Dec. 31, 2016 CAD ($)	Feb. 25, 2016 CAD ($)
Disclosure of classes of share capital [line items]
Equity								$ (107,894)		$ 6,195,363	$ (107,894)		$ 6,195,363	$ (107,894)		$ 6,195,363		$ 8,283,846	$ 6,195,363		$ 10,689,620
Share issue related cost														$ 854,256		2,366,809		1,391,057
Number of common shares issuable per warrant (shares) | shares																				1
Warrants exercisable into common shares (shares) | shares								1,730,894			1,730,894			1,730,894						9.5
Gross proceeds from warrant exercises									$ 2,642,082
Shares
Disclosure of classes of share capital [line items]
Equity								$ 311,077,859		285,193,061	$ 311,077,859		285,193,061	$ 311,077,859		$ 285,193,061				$ 272,268,722
Issued (shares) | shares														2,477,665	2,477,665	678,182	678,182
Gross proceeds from common shares															$ 4,055,725		$ 2,055,207
Share issue related cost													2,333,474	$ 854,256
Warrants
Disclosure of classes of share capital [line items]
Equity								3,617,570		3,617,570	3,617,570		$ 3,617,570	$ 3,617,570		$ 3,617,570				$ 3,617,900
Pre-Consolidation | Shares
Disclosure of classes of share capital [line items]
Equity												$ 272,268,722						271,710,138			262,321,825
Share issue related cost												33,335						1,391,057
Pre-Consolidation | Warrants
Disclosure of classes of share capital [line items]
Equity												$ 3,617,900						$ 3,617,900			$ 0
Canadian ATM
Disclosure of classes of share capital [line items]
Equity																						$ 4,600,000
Issued (shares) | shares																54,684	54,684	347,526
Gross proceeds from common shares																$ 553,650
Share issue related cost																$ 33,335		$ 245,655
Canadian ATM | Shares
Disclosure of classes of share capital [line items]
Gross proceeds from common shares																		$ 2,348,821
Canadian ATM | Pre-Consolidation
Disclosure of classes of share capital [line items]
Issued (shares) | shares																519,500	519,500
Canadian ATM | Pre-Consolidation | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares																		3,301,500
Public Offering
Disclosure of classes of share capital [line items]
Issued (shares) | shares					1,532,278	1,532,278	16,445,000
Gross proceeds from common shares						$ 8,933,181	$ 11,511,500
Share issue related cost					$ 1,418,356		$ 1,145,402
Purchase price (cad per share) | (per share)						$ 5.83	$ 0.70
Public Offering | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares													1,532,278	4,619,773	4,619,773
Public Offering | Warrants
Disclosure of classes of share capital [line items]
Purchase price (cad per share) | $ / shares							$ 4.56
Common shares per unit (shares) | shares							0.106
Common share purchase warrant per unit (shares) | shares							1
Purchase price (cad per share) | $ / shares							$ 2.09
Exercise price (cad per share) | $ / shares																				$ 9.025
Acceleration threshold weighted average price (cad per share) | $ / shares							$ 23.75
Acceleration threshold weighted average price, trading days							15
Public Offering | Pre-Consolidation
Disclosure of classes of share capital [line items]
Number of common shares issuable per warrant (shares) | shares							1
Public Offering | Pre-Consolidation | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares																		16,445,000
Public Offering | Pre-Consolidation | Warrants
Disclosure of classes of share capital [line items]
Issued (shares) | shares																		16,445,000
Purchase price (cad per share) | $ / shares							$ 0.48
Common shares per unit (shares) | shares							1
Common share purchase warrant per unit (shares) | shares							1
Purchase price (cad per share) | $ / shares							$ 0.22
Exercise price (cad per share) | $ / shares							$ 0.95
United States ATM
Disclosure of classes of share capital [line items]
Issued (shares) | shares														4,425,040	4,425,040	18,002	18,002
Gross proceeds from common shares															$ 6,390,691		$ 50,046
Share issue related cost														$ 344,834		$ 135,000
Agreement			$ 30,000,000
Agreement term			19 months
Agreement
Disclosure of classes of share capital [line items]
Agreement				$ 26,000,000
Agreement term				30 months
Agreement | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares													797,691	2,494,943	2,494,943
Share issue related cost										$ 208,726				$ 3,757
Initial commitment fee | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares														17,278	17,278	119,509	119,509
Gross proceeds from common shares															$ 29,758		$ 483,690
Warrants
Disclosure of classes of share capital [line items]
Issued (shares) | shares	4,619,773	4,619,773
Gross proceeds from common shares		$ 3,742,016
Share issue related cost	$ 699,427
Purchase price (cad per share) | $ / shares		$ 0.81
Number of common shares issuable per warrant (shares) | shares		1
Warrants | Included in operating expenses
Disclosure of classes of share capital [line items]
Share issue related cost	233,143
Warrants | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares													157	2,935,647	2,935,647
Purchase price (cad per share) | $ / shares		$ 0.54
Common shares per unit (shares) | shares		1
Warrants | Warrants
Disclosure of classes of share capital [line items]
Issued (shares) | shares													(1,500)
Minimum | Public Offering | Warrants
Disclosure of classes of share capital [line items]
Purchase price (cad per share) | $ / shares				$ 1.00
Maximum | Public Offering
Disclosure of classes of share capital [line items]
Shares outstanding, percent				19.99%
Warrants
Disclosure of classes of share capital [line items]
Warrants exercised								$ 5,687,003			$ (5,687,003)
Warrants exercised (shares) | shares								2,935,647	2,935,647		(2,935,647)
Warrants | Warrants
Disclosure of classes of share capital [line items]
Share issue related cost	$ 466,284
Purchase price (cad per share) | $ / shares		$ 0.27
Common shares per unit (shares) | shares		1
Exercise price (cad per share) | $ / shares		$ 0.90